Schedule of other receivables deposits and prepayments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Other Receivables Deposits And Prepayments
Other receivables	$ 29,432	$ 122,428
Deposits	244,126	144,718
Prepayments	150,107	27,869
Other receivables deposits and prepayments	$ 423,665	$ 295,015